ACQUISITIONS (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 14, 2022	Jan. 08, 2021	Jan. 04, 2021	Oct. 31, 2021	Aug. 17, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenues						$ 10,290,626	$ 8,643,244	$ 19,467,735	$ 15,820,361	$ 35,727,199	$ 24,054,480
PPP Loan forgiven				$ 304,169
Cash										600,000
B H I Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Purchase amount		$ 800,000
Additional earned		1,200,000
Additional earned		$ 1,100,000
Cash						$ 600,000		$ 600,000
B H I Share Purchase Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Number of shares issued								163,369
B H I [Member]
Business Acquisition [Line Items]
Purchase amount							22,907		22,907
Revenues							$ 818,408		$ 1,426,841	$ 3,500,000
Number of shares issued	163,369
Motion Picture
Business Acquisition [Line Items]
Purchase amount					$ 2,200,000
Cash payment					1,500,000
Cash payment in lieu of shares of Common Stock					$ 314,581
Price per share					$ 4.50
Number of shares issued			69,907		69,907
Business combination maximum additional earn up					$ 800,000
Percentage of contingent consideration in cash					62.50%
Percentage of contingent consideration in stock					37.50%
Stock price per share			$ 4.50
Motion Picture | 9. LOANS FROM RELATED PARTY [Default Label]
Business Acquisition [Line Items]
Cash payment in lieu of shares of Common Stock			$ 103,245